RELATED PARTIES - Adjusted Services Agreement Calculated Fees (Details) - Brookfield Asset Management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Base fee amount at 0.125% of current capitalization	$ 81	$ 100	$ 93
Fee on increased market capitalization (.3125%)	57	107	88
Total calculated fees	138	207	181
Less Credits [Abstract]
Equity enhancement adjustment	(24)	(45)	(38)
Creditable operating payments and other adjustments	(35)	(29)	(57)
Total fee	79	133	86
Base fee
Less Credits [Abstract]
Total fee	73	107	86
Equity enhancement adjustment
Less Credits [Abstract]
Total fee	$ 6	$ 26	$ 0